Intangible Assets - Schedule of Intangible Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₽ 16,039	₽ 18,331	₽ 18,355
Ending balance	12,843	16,039	18,331
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	32,968	32,878	32,902
Exchange differences	(57)	90	(24)
Ending balance	32,911	32,968	32,878
Goodwill [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(16,929)	(14,547)	(14,547)
Impairment	(3,139)	(2,382)
Ending balance	(20,068)	(16,929)	(14,547)
Mineral licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	32,068	33,240	36,099
Ending balance	31,075	32,068	33,240
Mineral licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	55,618	55,618	55,783
Disposal			(165)
Ending balance	55,618	55,618	55,618
Mineral licenses [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(23,550)	(22,378)	(19,684)
Impairment	(6)		(1,190)
Amortisation	(987)	(1,172)	(1,504)
Ending balance	(24,543)	(23,550)	(22,378)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	844	880
Ending balance	809	844	880
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	880	880
Additions			880
Ending balance	880	880	₽ 880
Other intangible assets [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(36)
Amortisation	(35)	(36)
Ending balance	₽ (71)	₽ (36)